Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Tax liabilities
Tax liabilities at beginning of fiscal year	€ 22,987	€ 25,096	€ 14,114
Additions	1,725	3,410	11,451
Utilizations	(13,477)	(4,883)	(180)
Releases	(592)	(637)	(289)
Tax liabilities at end of fiscal year	€ 10,643	€ 22,987	€ 25,096